Income Tax (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Income Tax (Details) [Line Items]
Corporate tax rates	23.00%
Net carry forward tax losses	$ 66,339
CollPlant Biotechnologies Ltd [Member]
Income Tax (Details) [Line Items]
Net carry forward tax losses	$ 21,075